Stock Options (Details) (USD $) In Thousands, except Share data, unless otherwise specified		12 Months Ended			12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2012 Stock Options	Dec. 31, 2012 2008 Stock Incentive Plan	Dec. 31, 2011 2008 Stock Incentive Plan	Dec. 31, 2008 2008 Stock Incentive Plan	Dec. 31, 2012 2008 Stock Incentive Plan Stock Options	Dec. 31, 2011 2008 Stock Incentive Plan Stock Options	Dec. 31, 2010 2008 Stock Incentive Plan Stock Options	Apr. 27, 2012 2008 Stock Incentive Plan Stock Options	Jun. 30, 2012 2008 Stock Incentive Plan Stock Options Maximum	Dec. 31, 2008 2008 Stock Incentive Plan Stock Options Maximum	Dec. 31, 2008 2008 Stock Incentive Plan Stock Options Minimum	Dec. 31, 2012 2012 Stock Incentive Plan	Dec. 31, 2012 2012 Stock Incentive Plan Stock Options	Dec. 31, 2011 2012 Stock Incentive Plan Stock Options	Dec. 31, 2010 2012 Stock Incentive Plan Stock Options	Jun. 08, 2012 2012 Stock Incentive Plan Stock Options	Jun. 08, 2012 2012 Stock Incentive Plan Stock Options Minimum
Stock Options
Payment to award holder based upon Merger Price (in dollars per share)								$ 3.25
Authorized grants of common stock (in shares)				10,000,000												80,000
Purchase price percentage, grant date fair value of common stock granted											100.00%
Stock option term									7 years
Previously unrecognized compensation cost recognized during period due to termination of plan					$ 1,298
Option exercise price as a percentage of the fair market value of the common stock at the date of grant																	100.00%
Stock option term										10 years
Number of options, Granted (in shares)		185,000	2,130,000		185,000	2,130,000	2,769,000					75,000
Restricted stock awards vesting condition					5 years
Stock options exercised (in shares)					0	0	35,000						0	0	0
Stock options exercisable (in shares)	17,000